Balance Sheet Components	12 Months Ended
Dec. 31, 2014
Balance Sheet Components [Abstract]
Balance Sheet Components
Balance Sheet Components

Selected balance sheet components consist of the following:

(In millions)	December 31, 2014	December 31, 2013
Inventories:
Raw materials	$549.5	$482.8
Work in process	298.4	310.0
Finished goods	803.5	864.1
	$1,651.4	$1,656.9

Property, plant and equipment:
Land and improvements	$88.3	$75.1
Buildings and improvements	826.4	747.0
Machinery and equipment	1,739.3	1,698.4
Construction in progress	301.8	207.7
	2,955.8	2,728.2
Less accumulated depreciation	1,170.1	1,062.7
	$1,785.7	$1,665.5

(In millions)	December 31, 2014	December 31, 2013
Other current liabilities:
Legal and professional accruals, including litigation accruals	$81.8	$145.8
Payroll and employee benefit plan accruals	282.6	288.8
Accrued sales allowances	581.3	281.1
Accrued interest	63.8	68.5
Fair value of financial instruments	52.2	74.3
Other	372.4	538.1
	$1,434.1	$1,396.6

Contingent consideration included in other current liabilities is $20 million and $250 million at December 31, 2014 and 2013, respectively. Contingent consideration included in other long-term obligations is $450.0 million and $414.6 million at December 31, 2014 and 2013, respectively. Included in prepaid expenses and other current assets is $134.1 million and $129.5 million of restricted cash at December 31, 2014 and 2013, respectively. An additional $100 million of restricted cash is classified as a component of other long-term assets at December 31, 2014 and 2013, principally related to amounts deposited in escrow, or restricted accounts, for potential contingent consideration payments related to the Agila acquisition.

The Company’s equity method investments in clean energy investments, whose activities qualify for income tax credits under Section 45 of the Internal Revenue Code of 1986, as amended (the “Code”), totaled $437.5 million and $401.7 million at December 31, 2014 and 2013, respectively, and are included in other assets in the Consolidated Balance Sheets. Liabilities related to these investments totaled $472.7 million and $415.4 million at December 31, 2014 and 2013, respectively. At December 31, 2014, $412.9 million of these liabilities are included in other long-term obligations and $59.8 million are included in other current liabilities in the Consolidated Balance Sheets.
As part of the Agila acquisition, the Company acquired a 50% interest in Sagent Agila, which was established in 2007 between Agila and Sagent Pharmaceuticals, Inc. and is accounted for using the equity method of accounting. Sagent Agila was established to allow for the development, manufacturing and distribution of certain generic injectable products in the U.S. market. The initial term of the venture expires upon the tenth anniversary of its formation. The fair value of the 50% interest was valued at $125 million and is accounted for using the equity method of accounting. The equity method investment included in other assets totaled $109.9 million and $123.2 million at December 31, 2014 and 2013, respectively, in the Consolidated Balance Sheets.